Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Major Components of Revenue
The	major components of revenue are as follows:

	2015	2016	2017
Voice usage and monthly fees	57,030	47,500	39,154
Broadband and mobile data services	105,634	118,209	137,133
Data and internet application services	12,936	17,782	20,074
Other value-added services	27,411	24,187	22,793
Interconnection fees	15,514	14,748	14,233
Leased lines and associated services	11,484	11,618	12,519
Other services	2,967	3,989	3,109

Total service revenue	232,976	238,033	249,015
Sales of telecommunications products	44,073	36,164	25,814

	277,049	274,197	274,829